Cover	Nov. 05, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-36160
Entity Registrant Name	Brixmor Property Group Inc.
Entity Central Index Key	0001581068
Entity Tax Identification Number	45-2433192
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	100 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	869-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BRX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Brixmor Operating Partnership L P [Member]
Document Information [Line Items]
Entity File Number	333-256637-01
Entity Registrant Name	Brixmor Operating Partnership LP
Entity Tax Identification Number	80-0831163
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	false